JPMorgan Intermediate Bond Trust
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 67.6%
U.S. Treasury Bonds
6.13%, 8/15/2029	400	435
1.13%, 5/15/2040	750	445
U.S. Treasury Notes
2.00%, 5/31/2024	1,000	983
1.50%, 2/15/2025	250	240
0.25%, 7/31/2025	1,600	1,483
5.00%, 10/31/2025	8,200	8,237
0.75%, 5/31/2026	3,000	2,734
1.13%, 10/31/2026	3,000	2,729
4.63%, 11/15/2026	1,200	1,205
0.38%, 9/30/2027	580	499
0.50%, 10/31/2027	2,500	2,154
1.25%, 3/31/2028	2,000	1,756
2.88%, 5/15/2028	750	705
1.25%, 9/30/2028	4,200	3,638
4.88%, 10/31/2028	6,800	6,967
3.13%, 11/15/2028	700	662
1.50%, 11/30/2028	800	699
1.75%, 1/31/2029	1,000	881
3.25%, 6/30/2029	2,400	2,268
3.88%, 9/30/2029	3,300	3,215
4.88%, 10/31/2030	2,900	2,987
2.88%, 5/15/2032	6,000	5,369
2.75%, 8/15/2032	600	530
4.13%, 11/15/2032	1,000	982
4.50%, 11/15/2033	2,700	2,733
U.S. Treasury STRIPS Bonds
2.82%, 2/15/2024 (a)	606	599
2.43%, 5/15/2024 (a)	200	195
3.29%, 5/15/2025 (a)	200	186
2.59%, 5/15/2026 (a)	200	179
3.96%, 8/15/2026 (a)	47	42
4.18%, 11/15/2026 (a)	300	263
3.23%, 2/15/2027 (a)	100	87
4.48%, 8/15/2027 (a)	100	85
4.58%, 11/15/2027 (a)	140	118
3.41%, 2/15/2028 (a)	53	44
2.75%, 5/15/2028 (a)	10	8
3.66%, 8/15/2028 (a)	200	163
Total U.S. Treasury Obligations (Cost $57,989)		56,505
Collateralized Mortgage Obligations — 9.2%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	337	333
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	48	36
Banc of America Funding Trust Series 2004-1, PO, 3/25/2034	6	4

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
CHL Mortgage Pass-Through Trust
Series 2004-HYB3, Class 2A, 3.90%, 6/20/2034 (b)	5	4
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	10	10
Series 2005-22, Class 2A1, 4.64%, 11/25/2035 (b)	61	48
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	—	—
Series 2003-HYB1, Class A, 6.24%, 9/25/2033 (b)	2	2
Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A3, 7.00%, 9/25/2033	2	2
FHLMC, REMIC
Series 2033, Class SN, IF, IO, 17.90%, 3/15/2024 (b)	—	—
Series 2306, Class K, PO, 5/15/2024	—	—
Series 2306, Class SE, IF, IO, 5.73%, 5/15/2024 (b)	—	—
Series 1927, Class PH, 7.50%, 1/15/2027	12	12
Series 2038, Class PN, IO, 7.00%, 3/15/2028	2	—
Series 2063, Class PG, 6.50%, 6/15/2028	11	11
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	3	—
Series 2169, Class TB, 7.00%, 6/15/2029	24	25
Series 2163, Class PC, IO, 7.50%, 6/15/2029	1	—
Series 2172, Class QC, 7.00%, 7/15/2029	11	11
Series 2344, Class ZD, 6.50%, 8/15/2031	70	70
Series 2410, Class QX, IF, IO, 3.21%, 2/15/2032 (b)	3	—
Series 2412, Class SP, IF, 5.22%, 2/15/2032 (b)	14	15
Series 2444, Class ES, IF, IO, 2.51%, 3/15/2032 (b)	10	1
Series 2450, Class SW, IF, IO, 2.56%, 3/15/2032 (b)	4	—
Series 2435, Class CJ, 6.50%, 4/15/2032	32	33
Series 2441, Class GF, 6.50%, 4/15/2032	10	11
Series 2455, Class GK, 6.50%, 5/15/2032	14	14
Series 2466, Class DH, 6.50%, 6/15/2032	11	11
Series 2474, Class NR, 6.50%, 7/15/2032	13	13
Series 2500, Class MC, 6.00%, 9/15/2032	19	19
Series 2543, Class YX, 6.00%, 12/15/2032	44	45
Series 2575, Class ME, 6.00%, 2/15/2033	80	81
Series 2586, Class WI, IO, 6.50%, 3/15/2033	6	1
Series 3611, PO, 7/15/2034	—	—
Series 2990, Class UZ, 5.75%, 6/15/2035	255	252
Series 3117, Class EO, PO, 2/15/2036	—	—
Series 3117, Class OK, PO, 2/15/2036	—	—
Series 3607, Class AO, PO, 4/15/2036	—	—
Series 3137, Class XP, 6.00%, 4/15/2036	37	38
Series 3819, Class ZQ, 6.00%, 4/15/2036	90	91
Series 3149, Class SO, PO, 5/15/2036	—	—
Series 3202, Class HI, IF, IO, 1.21%, 8/15/2036 (b)	72	6
Series 3232, Class ST, IF, IO, 1.26%, 10/15/2036 (b)	16	1
Series 3417, Class EO, PO, 11/15/2036	—	—
Series 3481, Class SJ, IF, IO, 0.41%, 8/15/2038 (b)	35	3
Series 4096, Class HA, 2.00%, 12/15/2041	81	73
Series 5008, Class LB, 1.50%, 8/25/2050	354	271
Series 5028, Class JG, 1.50%, 8/25/2050	369	281

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 5190, Class PH, 2.50%, 2/25/2052	282	247
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	171	157
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.36%, 7/25/2032 (b)	15	14
Series T-76, Class 2A, 2.33%, 10/25/2037 (b)	59	50
Series T-51, Class 2A, 7.50%, 8/25/2042 (b)	16	16
Series T-54, Class 2A, 6.50%, 2/25/2043	152	153
Series T-54, Class 3A, 7.00%, 2/25/2043	49	50
Series T-56, Class A5, 5.23%, 5/25/2043	348	321
Series T-58, Class A, PO, 9/25/2043	8	6
FNMA Trust, Whole Loan
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	11	12
Series 2005-W3, Class 2AF, 5.66%, 3/25/2045 (b)	40	39
FNMA, REMIC
Series 1993-247, Class SA, IF, 4.27%, 12/25/2023 (b)	—	—
Series 2005-121, Class DX, 5.50%, 1/25/2026	15	15
Series 1997-20, IO, 1.84%, 3/25/2027 (b)	—	—
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (b)	—	—
Series 2012-47, Class HF, 5.84%, 5/25/2027 (b)	16	16
Series 2001-36, Class DE, 7.00%, 8/25/2031	14	14
Series 2003-52, Class SX, IF, 6.62%, 10/25/2031 (b)	4	4
Series 2004-74, Class SW, IF, 4.62%, 11/25/2031 (b)	10	11
Series 2001-81, Class LO, PO, 1/25/2032	1	1
Series 2002-1, Class SA, IF, 7.50%, 2/25/2032 (b)	2	2
Series 2004-61, Class SH, IF, 2.23%, 11/25/2032 (b)	12	12
Series 2003-22, Class UD, 4.00%, 4/25/2033	36	34
Series 2003-34, Class GE, 6.00%, 5/25/2033	98	99
Series 2003-47, Class PE, 5.75%, 6/25/2033	43	43
Series 2003-64, Class SX, IF, 0.16%, 7/25/2033 (b)	4	4
Series 2003-71, Class DS, IF, 0.22%, 8/25/2033 (b)	43	38
Series 2005-56, Class TP, IF, 1.82%, 8/25/2033 (b)	8	8
Series 2003-91, Class SD, IF, 3.43%, 9/25/2033 (b)	3	3
Series 2006-44, Class P, PO, 12/25/2033	12	10
Series 2003-130, Class SX, IF, 3.36%, 1/25/2034 (b)	1	1
Series 2004-25, Class SA, IF, 4.56%, 4/25/2034 (b)	11	11
Series 2004-46, Class SK, IF, 1.53%, 5/25/2034 (b)	7	7
Series 2004-36, Class SA, IF, 4.56%, 5/25/2034 (b)	19	20
Series 2004-50, Class VZ, 5.50%, 7/25/2034	140	138
Series 2005-74, Class CS, IF, 5.05%, 5/25/2035 (b)	4	4
Series 2005-45, Class DC, IF, 4.35%, 6/25/2035 (b)	18	18
Series 2005-73, Class PS, IF, 3.09%, 8/25/2035 (b)	32	32
Series 2005-68, Class PG, 5.50%, 8/25/2035	69	68
Series 2005-106, Class US, IF, 4.61%, 11/25/2035 (b)	17	18
Series 2006-27, Class OH, PO, 4/25/2036	14	12
Series 2006-65, Class QO, PO, 7/25/2036	11	9
Series 2006-56, Class FC, 5.73%, 7/25/2036 (b)	67	66
Series 2006-72, Class GO, PO, 8/25/2036	15	13
Series 2006-79, Class DO, PO, 8/25/2036	13	11

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-77, Class PC, 6.50%, 8/25/2036	16	17
Series 2006-110, PO, 11/25/2036	19	16
Series 2006-124, Class HB, 5.26%, 11/25/2036 (b)	34	34
Series 2007-79, Class SB, IF, 4.06%, 8/25/2037 (b)	13	15
Series 2007-81, Class GE, 6.00%, 8/25/2037	31	32
Series 2008-28, Class QS, IF, 4.37%, 4/25/2038 (b)	12	12
Series 2013-25, Class DC, 2.50%, 6/25/2039	118	109
Series 2009-69, PO, 9/25/2039	20	15
Series 2009-103, Class MB, 5.27%, 12/25/2039 (b)	18	18
Series 2010-71, Class HJ, 5.50%, 7/25/2040	49	49
Series 2011-118, Class MT, 7.00%, 11/25/2041	56	58
Series 2011-118, Class NT, 7.00%, 11/25/2041	48	50
Series 2013-101, Class DO, PO, 10/25/2043	112	82
Series 2013-128, PO, 12/25/2043	88	64
Series 2019-65, Class PA, 2.50%, 5/25/2048	145	127
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, IF, 6.52%, 7/25/2037 (b)	3	3
Series 2003-W4, Class 2A, 5.16%, 10/25/2042 (b)	8	8
Series 2003-W1, Class 1A1, 4.80%, 12/25/2042 (b)	44	42
FNMA, REMIC, Whole Loan Series 2007-106, Class A7, 6.03%, 10/25/2037 (b)	11	11
FNMA, STRIPS
Series 300, Class 1, PO, 9/25/2024	—	—
Series 329, Class 1, PO, 1/25/2033	2	2
GNMA
Series 2003-52, Class AP, PO, 6/16/2033	19	17
Series 2004-28, Class S, IF, 4.69%, 4/16/2034 (b)	5	6
Series 2004-71, Class SB, IF, 2.72%, 9/20/2034 (b)	9	9
Series 2004-90, Class SI, IF, IO, 0.65%, 10/20/2034 (b)	56	3
Series 2005-68, Class DP, IF, 3.32%, 6/17/2035 (b)	8	8
Series 2005-68, Class KI, IF, IO, 0.85%, 9/20/2035 (b)	100	8
Series 2006-38, Class ZK, 6.50%, 8/20/2036	173	172
Series 2006-59, Class SD, IF, IO, 1.25%, 10/20/2036 (b)	12	1
Series 2007-17, Class JI, IF, IO, 1.37%, 4/16/2037 (b)	48	4
Series 2007-27, Class SA, IF, IO, 0.75%, 5/20/2037 (b)	58	2
Series 2007-45, Class QA, IF, IO, 1.19%, 7/20/2037 (b)	47	2
Series 2007-40, Class SB, IF, IO, 1.30%, 7/20/2037 (b)	78	4
Series 2007-53, Class ES, IF, IO, 1.10%, 9/20/2037 (b)	13	—
Series 2007-53, Class SW, IF, 3.87%, 9/20/2037 (b)	10	10
Series 2009-79, Class OK, PO, 11/16/2037	37	32
Series 2007-76, Class SA, IF, IO, 1.08%, 11/20/2037 (b)	25	1
Series 2007-72, Class US, IF, IO, 1.10%, 11/20/2037 (b)	25	—
Series 2009-106, Class ST, IF, IO, 0.55%, 2/20/2038 (b)	79	3
Series 2008-33, Class XS, IF, IO, 2.26%, 4/16/2038 (b)	18	1
Series 2008-40, Class SA, IF, IO, 0.96%, 5/16/2038 (b)	45	2
Series 2008-55, Class SA, IF, IO, 0.75%, 6/20/2038 (b)	30	1
Series 2008-50, Class KB, 6.00%, 6/20/2038	60	61
Series 2008-93, Class AS, IF, IO, 0.25%, 12/20/2038 (b)	35	2
Series 2009-6, Class SA, IF, IO, 0.66%, 2/16/2039 (b)	8	—

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-31, Class TS, IF, IO, 0.85%, 3/20/2039 (b)	19	—
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	15	1
Series 2009-22, Class SA, IF, IO, 0.82%, 4/20/2039 (b)	36	2
Series 2009-92, Class ZC, 5.00%, 10/20/2039	211	206
Series 2011-137, Class WA, 5.59%, 7/20/2040 (b)	100	102
Series 2010-105, Class B, 5.00%, 8/20/2040	271	264
Series 2010-130, Class CP, 7.00%, 10/16/2040	25	26
Series 2013-91, Class WA, 4.44%, 4/20/2043 (b)	252	236
Series 2012-H24, Class FA, 5.50%, 3/20/2060 (b)	4	4
Series 2013-H03, Class FA, 5.59%, 8/20/2060 (b)	—	—
Series 2012-H21, Class DF, 4.87%, 5/20/2061 (b)	1	1
Series 2012-H26, Class MA, 4.88%, 7/20/2062 (b)	1	1
Series 2012-H29, Class FA, 5.95%, 10/20/2062 (b)	86	86
Series 2014-H15, Class FA, 5.94%, 7/20/2064 (b)	395	392
Series 2015-H15, Class FJ, 5.88%, 6/20/2065 (b)	339	337
Series 2015-H18, Class FA, 5.89%, 6/20/2065 (b)	147	146
Series 2015-H20, Class FA, 5.91%, 8/20/2065 (b)	335	333
Series 2015-H26, Class FG, 5.96%, 10/20/2065 (b)	380	375
GSR Mortgage Loan Trust Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	14	25
Impac Secured Assets CMN Owner Trust Series 2002-2, Class A, PO, 4/25/2033	—	—
JPMorgan Mortgage Trust
Series 2003-A1, Class 1A1, 4.52%, 10/25/2033 (b)	55	49
Series 2006-A2, Class 5A3, 6.13%, 11/25/2033 (b)	11	11
Series 2006-A2, Class 4A1, 5.59%, 8/25/2034 (b)	6	6
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 5.87%, 4/21/2034 (b)	16	15
Series 2004-3, Class 4A2, 3.85%, 4/25/2034 (b)	7	6
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	—	—
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	13	12
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	45	42
Series 2004-7, Class 30, PO, 8/25/2034	4	3
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	7	5
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (c)	3	2
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 6.08%, 10/25/2028 (b)	30	28
Series 2004-A, Class A1, 5.92%, 4/25/2029 (b)	10	9
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (c)	19	17
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	7	6
Series 2003-A1, Class A1, 5.50%, 5/25/2033	1	1
Series 2003-A1, Class A2, 6.00%, 5/25/2033	5	4
RALI Trust
Series 2002-QS16, Class A3, IF, 5.21%, 10/25/2017 ‡ (b)	—	—
Series 2003-QS9, Class A3, IF, IO, 2.09%, 5/25/2018 ‡ (b)	—	—
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 (c)	26	14
Vendee Mortgage Trust
Series 1994-1, Class 1, 3.94%, 2/15/2024 (b)	2	2

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	34	34
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	10	10
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	47	48
Series 1998-1, Class 2E, 7.00%, 3/15/2028	14	14
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR5, Class A7, 4.82%, 6/25/2033 (b)	17	17
Series 2004-AR3, Class A2, 4.50%, 6/25/2034 (b)	8	7
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	55	47
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033	—	—
Total Collateralized Mortgage Obligations (Cost $8,128)		7,694
Mortgage-Backed Securities — 7.3%
FHLMC
Pool # 1G2557, ARM, 5.48%, 6/1/2036 (b)	21	22
Pool # 1A1085, ARM, 7.46%, 8/1/2036 (b)	27	27
Pool # 1B7242, ARM, 5.57%, 9/1/2036 (b)	24	24
Pool # 1N1511, ARM, 7.54%, 1/1/2037 (b)	12	12
Pool # 1Q0722, ARM, 4.62%, 4/1/2038 (b)	11	11
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	—	—
Pool # A17537, 6.00%, 1/1/2034	13	13
Pool # G02682, 7.00%, 2/1/2037	10	10
Pool # Q58054, 4.50%, 11/1/2046	130	126
FHLMC Gold Pools, Other
Pool # U80336, 3.50%, 5/1/2033	241	230
Pool # U90690, 3.50%, 6/1/2042	81	74
Pool # U90975, 4.00%, 6/1/2042	75	70
Pool # U91427, 3.50%, 5/1/2043	301	275
FNMA
Pool # 745446, ARM, 5.30%, 4/1/2033 (b)	15	15
Pool # 746299, ARM, 6.06%, 9/1/2033 (b)	22	23
Pool # 743546, ARM, 5.73%, 11/1/2033 (b)	29	28
Pool # 735332, ARM, 5.56%, 8/1/2034 (b)	17	17
Pool # 790964, ARM, 5.90%, 9/1/2034 (b)	12	12
Pool # 896463, ARM, 6.30%, 10/1/2034 (b)	21	22
Pool # 816361, ARM, 5.19%, 1/1/2035 (b)	43	42
Pool # 810896, ARM, 7.21%, 1/1/2035 (b)	12	13
Pool # 745862, ARM, 5.26%, 4/1/2035 (b)	12	12
Pool # 832801, ARM, 5.89%, 9/1/2035 (b)	23	23
Pool # 843026, ARM, 7.29%, 9/1/2035 (b)	13	13
Pool # 920340, ARM, 6.25%, 2/1/2036 (b)	18	18
Pool # 893424, ARM, 5.83%, 9/1/2036 (b)	20	20
Pool # 887094, ARM, 5.54%, 7/1/2046 (b)	22	22
FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	—	—
FNMA UMBS, 30 Year
Pool # 250066, 8.00%, 5/1/2024	—	—
Pool # 303031, 7.50%, 10/1/2024	—	—
Pool # 308499, 8.50%, 5/1/2025	—	—

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 995409, 8.00%, 11/1/2032	50	52
FNMA, Other
Pool # AM8317, 2.96%, 3/1/2025	169	164
Pool # AN2309, 2.21%, 7/1/2026	427	399
Pool # AM7515, 3.34%, 2/1/2027	500	475
Pool # BS8224, 4.10%, 5/1/2028	310	300
Pool # BL0907, 3.88%, 12/1/2028	300	286
Pool # BS4956, 2.27%, 4/1/2029	200	175
Pool # AM6892, 3.76%, 9/1/2029	212	200
Pool # BM4162, 3.12%, 10/1/2029 (b)	76	70
Pool # BL4333, 2.52%, 11/1/2029	379	334
Pool # BS8252, 4.36%, 4/1/2030	291	282
Pool # BS8846, 4.09%, 7/1/2030	300	285
Pool # BS4030, 1.96%, 1/1/2032	400	323
Pool # BS5117, 2.58%, 3/1/2032	199	166
Pool # MA1125, 4.00%, 7/1/2042	110	103
Pool # BM6734, 4.00%, 8/1/2059	363	332
Pool # BF0617, 2.50%, 3/1/2062	189	148
GNMA I, 30 Year
Pool # 782615, 7.00%, 6/15/2035	17	18
Pool # 782025, 6.50%, 12/15/2035	25	25
Pool # 681638, 6.00%, 12/15/2038	60	61
GNMA II, 30 Year
Pool # 1989, 8.50%, 4/20/2025	—	—
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	—	—
Pool # BA7567, 4.50%, 5/20/2048	63	59
Pool # BI0416, 4.50%, 11/20/2048	92	88
Pool # BM9692, 4.50%, 7/20/2049	45	43
Pool # BQ3224, 4.50%, 9/20/2049	304	290
GNMA II, Other Pool # AD0860, 3.50%, 11/20/2033	254	234
Total Mortgage-Backed Securities (Cost $6,530)		6,086
Asset-Backed Securities — 5.6%
American Credit Acceptance Receivables Trust
Series 2023-2, Class A, 5.89%, 10/13/2026 (c)	27	27
Series 2023-1, Class C, 5.59%, 4/12/2029 (c)	133	131
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class B, 0.76%, 12/18/2025	45	44
Series 2021-2, Class B, 0.69%, 1/19/2027	55	53
Series 2022-2, Class A3, 4.38%, 4/18/2028	31	31
Amur Equipment Finance Receivables X LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (c)	53	52
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (c)	100	95
BA Credit Card Trust Series 2020-A1, Class A1, 0.34%, 5/15/2026	88	88
BMW Vehicle Lease Trust Series 2023-1, Class A3, 5.16%, 11/25/2025	16	16
Carvana Auto Receivables Trust Series 2023-N1, Class A, 6.36%, 4/12/2027 (c)	69	69
CPS Auto Receivables Trust Series 2022-C, Class B, 4.88%, 4/15/2030 (c)	200	198

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A, 0.96%, 2/15/2030 (c)	49	48
Series 2023-1A, Class B, 7.02%, 5/16/2033 (c)	250	250
Drive Auto Receivables Trust Series 2021-3, Class B, 1.11%, 5/15/2026	4	4
DT Auto Owner Trust
Series 2022-1A, Class A, 1.58%, 4/15/2026 (c)	6	6
Series 2022-2A, Class A, 2.88%, 6/15/2026 (c)	16	16
Series 2021-3A, Class C, 0.87%, 5/17/2027 (c)	95	93
Series 2021-4A, Class D, 1.99%, 9/15/2027 (c)	57	52
Series 2023-1A, Class C, 5.55%, 10/16/2028 (c)	176	173
Series 2023-2A, Class B, 5.41%, 2/15/2029 (c)	92	91
Exeter Automobile Receivables Trust
Series 2022-3A, Class A3, 4.21%, 1/15/2026	36	35
Series 2021-4A, Class B, 1.05%, 5/15/2026	8	8
Series 2022-5A, Class B, 5.97%, 3/15/2027	107	107
Series 2023-2A, Class B, 5.61%, 9/15/2027	75	74
Series 2022-2A, Class D, 4.56%, 7/17/2028	75	72
Series 2022-4A, Class C, 4.92%, 12/15/2028	82	80
Series 2023-1A, Class D, 6.69%, 6/15/2029	21	21
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (c)	66	66
Flagship Credit Auto Trust
Series 2019-4, Class C, 2.77%, 12/15/2025 (c)	2	2
Series 2021-4, Class A, 0.81%, 7/17/2026 (c)	23	23
Series 2022-1, Class A, 1.79%, 10/15/2026 (c)	49	48
Series 2022-2, Class A3, 4.03%, 12/15/2026 (c)	200	198
Series 2023-1, Class A2, 5.38%, 12/15/2026 (c)	12	12
Series 2023-2, Class A2, 5.76%, 4/15/2027 (c)	130	129
Series 2021-3, Class A, 0.36%, 7/15/2027 (c)	18	18
Series 2023-1, Class C, 5.43%, 5/15/2029 (c)	200	195
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (b)	7	6
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class C, 1.11%, 9/15/2026 (c)	66	64
Series 2023-2A, Class A2, 5.70%, 1/15/2027 (c)	54	54
Series 2023-3A, Class B, 5.89%, 1/18/2028 (c)	115	115
GM Financial Automobile Leasing Trust
Series 2022-2, Class A3, 3.42%, 6/20/2025	81	80
Series 2023-1, Class A3, 5.16%, 4/20/2026	44	44
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (c)	—	—
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (c)	111	110
MVW LLC Series 2021-2A, Class A, 1.43%, 5/20/2039 (c)	58	52
Nissan Auto Lease Trust Series 2023-A, Class A3, 4.91%, 1/15/2026	72	71
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (c)	140	139
Santander Drive Auto Receivables Trust
Series 2021-2, Class C, 0.90%, 6/15/2026	15	15
Series 2022-3, Class A3, 3.40%, 12/15/2026	40	40
Series 2022-4, Class A3, 4.14%, 2/16/2027	86	85
Series 2022-5, Class B, 4.43%, 3/15/2027	44	43
Series 2023-2, Class A3, 5.21%, 7/15/2027	66	66

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-3, Class A3, 5.61%, 10/15/2027	28	28
Series 2023-1, Class B, 4.98%, 2/15/2028	43	42
Santander Retail Auto Lease Trust Series 2022-A, Class A3, 1.34%, 7/21/2025 (c)	31	30
SCF Equipment Leasing LLC Series 2022-2A, Class A3, 6.50%, 10/21/2030 (c)	150	151
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 (d)	20	16
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (c)	34	31
Tesla Auto Lease Trust Series 2021-B, Class A4, 0.63%, 9/22/2025 (c)	51	50
Toyota Lease Owner Trust Series 2023-A, Class A3, 4.93%, 4/20/2026 (c)	200	198
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 ‡ (c)	31	30
Westlake Automobile Receivables Trust
Series 2022-3A, Class A3, 5.49%, 7/15/2026 (c)	183	182
Series 2021-3A, Class D, 2.12%, 1/15/2027 (c)	72	68
Series 2023-3A, Class A3, 5.82%, 5/17/2027 (c)	200	200
Series 2023-1A, Class A3, 5.21%, 1/18/2028 (c)	50	50
Total Asset-Backed Securities (Cost $4,753)		4,685
Commercial Mortgage-Backed Securities — 5.6%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (b) (c)	86	77
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (c)	100	91
Commercial Mortgage Trust Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281	270
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (b)	500	483
Series KLU2, Class A7, 2.23%, 9/25/2025 (b)	213	201
Series K737, Class AM, 2.10%, 10/25/2026	305	281
Series K069, Class A2, 3.19%, 9/25/2027 (b)	480	453
Series K081, Class A1, 3.88%, 2/25/2028	84	82
Series K083, Class A2, 4.05%, 9/25/2028 (b)	297	287
Series K088, Class A2, 3.69%, 1/25/2029	480	455
FNMA ACES
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (b)	34	34
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (b)	271	266
Series 2015-M7, Class A2, 2.59%, 12/25/2024	478	464
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (b)	456	425
Series 2020-M50, Class A2, 1.20%, 10/25/2030	162	144
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (b)	2,306	145
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (b)	117	91
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	5	5
Series 2021-M3, Class X1, IO, 2.05%, 11/25/2033 (b)	94	8
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 ‡ (c)	147	109
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (c)	200	183
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	155	123
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (c)	4	3
Total Commercial Mortgage-Backed Securities (Cost $5,061)		4,680

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 0.3%
Electric Utilities — 0.2%
PG&E Recovery Funding LLC Series A-1, 5.05%, 7/15/2032	70	69
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	83	76
		145
Multi-Utilities — 0.0% ^
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	16	12
Oil, Gas & Consumable Fuels — 0.1%
Cameron LNG LLC 2.90%, 7/15/2031 (c)	84	71
Total Corporate Bonds (Cost $253)		228
U.S. Government Agency Securities — 0.0% ^
Resolution Funding Corp. STRIPS DN, 3.40%, 1/15/2026 (a) (Cost $57)	60	54
	SHARES (000)
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (e) (f) (Cost $2,074)	2,074	2,075
Total Investments — 98.1% (Cost $84,845)		82,007
Other Assets Less Liabilities — 1.9%		1,607
NET ASSETS — 100.0%		83,614

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2023.
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of November 30, 2023.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of November 30, 2023.

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$4,655	$30	$4,685
Collateralized Mortgage Obligations	—	7,694	—	7,694
Commercial Mortgage-Backed Securities	—	4,571	109	4,680
Corporate Bonds	—	228	—	228
Mortgage-Backed Securities	—	6,086	—	6,086
U.S. Government Agency Securities	—	54	—	54
U.S. Treasury Obligations	—	56,505	—	56,505
Short-Term Investments
Investment Companies	2,075	—	—	2,075
Total Investments in Securities	$2,075	$79,793	$139	$82,007
There were no significant transfers into or out of level 3 for the period ended November 30, 2023.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (a) (b)	$980	$15,915	$14,819	$(1)	$— (c)	$2,075	2,074	$55	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.
(c)	Amount rounds to less than one thousand.